Goodwill - Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($)						4 Months Ended	11 Months Ended	12 Months Ended
	Jul. 17, 2020	Jan. 22, 2020	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Jul. 17, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 09, 2020	Sep. 25, 2019	Jul. 27, 2017
Business Acquisition [Line Items]
Goodwill							$ 883,170,000	$ 936,257,000	$ 883,170,000	$ 756,260,000
Cash outflows								47,931,000	131,272,000	$ 1,645,000
Derecognition of noncontrolling interest, and establishing a liability						$ 44,700,000
Medpass Group Limited
Business Acquisition [Line Items]
Cash & cash equivalents		$ 10,170,000
Property, plant and equipment		45,000
Operating right of use assets		539,000
Goodwill		27,191,000
Accounts receivable		3,033,000
Prepayments and other current assets		158,000
Accounts payable		(368,000)
Unearned revenue		(989,000)
Other liabilities		(2,202,000)
Current lease liabilities		(219,000)
Non-current lease liabilities		(320,000)
Non-current deferred tax liability		(4,090,000)
Net assets acquired		47,556,000
Cash outflows		46,992,000
Working capital adjustment paid		564,000
Contingent consideration		0						0
Total consideration		47,556,000
Goodwill, expected tax deductible amount		0
Contingent consideration, range of outcomes, maximum value		6,700,000
Other liabilities adjustment								800,000
Unearned revenue adjustment								(800,000)
Symphony
Business Acquisition [Line Items]
Cash & cash equivalents												$ 3,292,000
Property, plant and equipment												564,000
Operating right of use assets												820,000
Goodwill												22,865,000
Accounts receivable												4,544,000
Unbilled revenue												186,000
Prepayments and other current assets												181,000
Other receivables												6,000
Accounts payable												(799,000)
Unearned revenue												(2,411,000)
Other liabilities												(933,000)
Current lease liabilities												(289,000)
Non-current lease liabilities												(531,000)
Net assets acquired												37,817,000
Cash outflows			$ 34,976,000
Working capital adjustment paid			341,000
Contingent consideration							2,500,000		$ 2,500,000			2,500,000
Total consideration			37,817,000
Unbilled revenue adjustment								100,000
Accounts payable adjustment								300,000
Other liabilities adjustment								100,000
Unearned revenue adjustment								(1,000,000.0)
MeDiNova
Business Acquisition [Line Items]
Cash & cash equivalents				$ 7,719,000
Property, plant and equipment				670,000
Operating right of use assets				1,558,000
Goodwill				81,760,000
Accounts receivable				3,488,000
Unbilled revenue				4,272,000
Prepayments and other current assets				406,000
Other receivables				819,000
Accounts payable				(5,484,000)
Unearned revenue				(5,796,000)
Other liabilities				(6,860,000)
Current lease liabilities				(430,000)
Non-current lease liabilities				(1,128,000)
Non-current deferred tax liability				(1,345,000)
Net assets acquired				86,249,000
Cash outflows				54,123,000
Working capital adjustment paid				466,000
Redeemable noncontrolling interest				32,592,000
Total consideration				86,249,000
Business combination acquisition percentage (in percent)											100.00%
Payments for previous acquisition	$ 43,900,000
Other liabilities adjustment								$ (1,600,000)
MMD
Business Acquisition [Line Items]
Cash & cash equivalents					$ 686,000
Property, plant and equipment					1,697,000
Operating right of use assets					2,866,000
Goodwill					22,430,000
Accounts receivable					3,100,000
Unbilled revenue					2,421,000
Prepayments and other current assets					908,000
Other receivables					43,000
Deferred tax asset					1,568,000
Accounts payable					(1,280,000)
Unearned revenue					(540,000)
Other liabilities					(1,232,000)
Current lease liabilities					(699,000)
Non-current lease liabilities					(2,167,000)
Non-current other liabilities					(1,123,000)
Net assets acquired					42,173,000
Cash outflows					42,349,000
Working capital adjustment paid					176,000
Total consideration					42,173,000
Unbilled revenue adjustment							(2,100,000)
Deferred tax asset adjustment							3,700,000
Accounts payable adjustment							(600,000)
Other liabilities adjustment							(100,000)
Property, plant and equipment adjustment							100,000
Unearned revenue adjustment							$ 900,000
Customer relationships | Medpass Group Limited
Business Acquisition [Line Items]
Intangible assets		11,725,000
Customer relationships | Symphony
Business Acquisition [Line Items]
Intangible assets			8,200,000									8,159,000
Customer relationships | MeDiNova
Business Acquisition [Line Items]
Intangible assets				3,887,000
Customer relationships | MMD
Business Acquisition [Line Items]
Intangible assets					10,708,000
Customer relationships | Mapi Group
Business Acquisition [Line Items]
Intangible assets													$ 18,400,000
Order backlog | Medpass Group Limited
Business Acquisition [Line Items]
Intangible assets		$ 2,883,000
Order backlog | Symphony
Business Acquisition [Line Items]
Intangible assets			$ 2,200,000									$ 2,163,000
Order backlog | MeDiNova
Business Acquisition [Line Items]
Intangible assets				171,000
Order backlog | MMD
Business Acquisition [Line Items]
Intangible assets					$ 2,787,000
Order backlog | Mapi Group
Business Acquisition [Line Items]
Intangible assets													$ 13,000,000.0
Patient database | MeDiNova
Business Acquisition [Line Items]
Intangible assets				$ 2,542,000